Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Estimated refunds	$ 25	$ 21
Amortization of contributions in aid of construction	$ 50	46	$ 40
Payment terms from billing, period	30 days
Alternative revenue programs, revenue, collection period	24 months
Cumulative gains losses as percentage of benefit obligations or plan assets	10.00%
Minimum reduction of expected future service of plan participants	10.00%
Maximum
Significant Accounting Policies [Line Items]
Payment terms from billing, period	1 year
Software
Significant Accounting Policies [Line Items]
Carrying value	$ 435	$ 398